Annual Total Returns[BarChart] - Brandes Global Equity Fund - I	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(6.16%)	11.60%	30.59%	1.37%	(2.64%)	8.06%	16.22%	(10.36%)	17.37%	1.97%